INVENTORIES (Tables)	12 Months Ended
Mar. 31, 2017
Inventory Disclosure [Abstract]
Schedule of inventory
Inventories consisted of the following:

	As of March 31,
	2016	2017
	$	$

Raw materials	774	1,914
Work in progress	29	71
Finished goods	622	280

	1,425	2,265